Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Explanatory Note: The registrant is filing this amendment to its Form N-CSR for the year ended July 31, 2024, originally filed with the Securities and Exchange Commission on November 27, 2024 (Accession Number 0001398344-24-022348). The purpose is to restate the year ended July 31, 2024 financial statements for the Leader Capital Short Term High Yield Bond Fund (the “Restated Fund”), within the July 31, 2024 annual report. The effect of this restatement on the Restated Fund’s financial statements for the year ended July 31, 2024 is included and further described in Note 13 to the restated financial statements for the year ended July 31, 2024. Except for the information affected by the restatement as described in Note 13 and as otherwise indicated as “restated” in the Restated Fund’s respective Financial Highlights [and the revision to the registrant’s response to Items 16(a) and (b) of Form N-CSR, the information contained herein does not reflect any changes or updates from events occurring after the original filing date and such information continues to speak as of the original filing date].
Registrant Name	Leader Funds Trust
Entity Central Index Key	0001766436
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Leader Capital Short Term High Yield Bond Fund Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Leader Capital Short Term High Yield Bond Fund
Class Name	Investor Class
Trading Symbol	LCCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leader Capital Short Term High Yield Bond Fund, Investor Class Shares, for the year ended July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.leadercapital.com/mutual-funds/resources-info/ or (800)-711-9164.
Additional Information Phone Number	(800)-711-9164
Additional Information Website	https://www.leadercapital.com/mutual-funds/resources-info/
Expenses [Text Block]
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Investor Class	$216	1.94%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?

• The Fund outperformed the ICE BofA 1-3 Year US Corporate & Government Index for the year ended July 31, 2024. The outperformance was primarily driven by the continued tightening of credit spreads and the strategic decision to maintain a low duartion in the Fund's portfolio in response to rising interest rates.

• The Fund's fixed income strategies were centered around balancing risk and reward, with current market conditions favoring the short end of the yield curve.

• As the Fund's investment advisor our process is both robust and straightforward, utilizing a top-down and bottom-up approach. Rather than attempting to predict the market, we allow the market itself to guide our actions. Additionally, we apply a technical analysis framework, incorporating indicators such as the 50-day, 100-day, and 200-day moving averages, RSI, MACD, and Bollinger Bands to inform our decisions.

A key contributor to the strong performance in the Fund was it's position in Floating Rate Collateralized Loan Obligations (CLOs). See top contributors and detractors below:

Top 5 Contributors
New York Community Bancorp, Inc. 8.378%
Marathon CLO XIII, LTD.
Wellfleet CLO 2017-3, LTD.
Vibrant CLO IX, LTD.
BlueMountain CLO 2015-4, LTD.

Top 5 Detractors
VTB Bank PJSC Via Eurasia DAC
UKRAIN 1.75 02/01/2029
B Riley Financial, Inc. 5.25%
B Riley Financial, Inc. 6.00%
Wind River 2016-1K CLO, LTD.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Annual Performance***
	1 Year	5 Year	10 Year
Leader Capital Short Term High Yield Bond Fund - Investor Class	24.20%	3.68%	1.87%
ICE BofA 1-3 Year US Corporate & Government Index**	5.72%	1.51%	1.49%

No Deduction of Taxes [Text Block]	These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 102,489,184
Holdings Count | shares	64
Advisory Fees Paid, Amount	$ 335,410
Investment Company, Portfolio Turnover	225.68%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
Fund Size (Millions)	$102,489,184
Number of Holdings	64
Annual Portfolio Turnover	225.68%
Total Advisory Fee	$335,410

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Top Ten Holdings
New York Community Bancorp, Inc.	4.62%
First American Government Obligations Fund, Class X	4.46%
Parallel 2021-1 LTD.	3.78%
Invesco CLO 2022-1A, LTD.	3.49%
BlueMountain CLO XXIX, LTD.	3.23%
Empower CLO 2022-1, LTD.	2.97%
Mountain View CLO XV, LTD.	2.94%
Gulf Stream Meridian 2021-4, LTD.	2.94%
Octagon Investment Partners XXI, LTD.	2.91%
Wellfleet CLO 2022-1 LTD.	2.90%
Sector Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings
New York Community Bancorp, Inc.	4.62%
First American Government Obligations Fund, Class X	4.46%
Parallel 2021-1 LTD.	3.78%
Invesco CLO 2022-1A, LTD.	3.49%
BlueMountain CLO XXIX, LTD.	3.23%
Empower CLO 2022-1, LTD.	2.97%
Mountain View CLO XV, LTD.	2.94%
Gulf Stream Meridian 2021-4, LTD.	2.94%
Octagon Investment Partners XXI, LTD.	2.91%
Wellfleet CLO 2022-1 LTD.	2.90%

Material Fund Change [Text Block]	How has the Fund Changed? There were no material fund changes during the year ended July 31, 2024.
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Leader Capital Short Term High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	LCCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leader Capital Short Term High Yield Bond Fund, Institutional Class Shares, for the year ended July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.leadercapital.com/mutual-funds/resources-info/ or (800)-711-9164.
Additional Information Phone Number	(800)-711-9164
Additional Information Website	https://www.leadercapital.com/mutual-funds/resources-info/
Expenses [Text Block]
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Institutional Class	$153	1.37%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?

• The Fund outperformed the ICE BofA 1-3 Year US Corporate & Government Index for the year ended July 31, 2024. The outperformance was primarily driven by the continued tightening of credit spreads and the strategic decision to maintain a low duartion in the Fund's portfolio in response to rising interest rates.

• The Fund's fixed income strategies were centered around balancing risk and reward, with current market conditions favoring the short end of the yield curve.

• As the Fund's investment advisor our process is both robust and straightforward, utilizing a top-down and bottom-up approach. Rather than attempting to predict the market, we allow the market itself to guide our actions. Additionally, we apply a technical analysis framework, incorporating indicators such as the 50-day, 100-day, and 200-day moving averages, RSI, MACD, and Bollinger Bands to inform our decisions.

A key contributor to the strong performance in the Fund was it's position in Floating Rate Collateralized Loan Obligations (CLOs). See top contributors and detractors below:

Top 5 Contributors
New York Community Bancorp, Inc.
Marathon CLO XIII, LTD.
Wellfleet CLO 2017-3, LTD.
Vibrant CLO IX, LTD.
BlueMountain CLO 2015-4, LTD.

Top 5 Detractors
VTB Bank PJSC Via Eurasia DAC
UKRAIN 1.75 02/01/2029
B Riley Financial, Inc. 5.25
B Riley Financial, Inc. 6.00
Wind River 2016-1K CLO, LTD.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Annual Performance***
	1 Year	5 Year	10 Year
Leader Capital Short Term High Yield Bond Fund - Institutional Class	22.36%	3.80%	2.20%
ICE BofA 1-3 Year US Corporate & Government Index**	5.72%	1.51%	1.49%

No Deduction of Taxes [Text Block]	These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 102,489,184
Holdings Count | shares	64
Advisory Fees Paid, Amount	$ 335,410
Investment Company, Portfolio Turnover	225.68%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
Fund Size (Millions)	$102,489,184
Number of Holdings	64
Annual Portfolio Turnover	225.68%
Total Advisory Fee	$335,410

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Top Ten Holdings
New York Community Bancorp, Inc.	4.62%
First American Government Obligations Fund, Class X	4.46%
Parallel 2021-1 LTD.	3.78%
Invesco CLO 2022-1A, LTD.	3.49%
BlueMountain CLO XXIX, LTD.	3.23%
Empower CLO 2022-1, LTD.	2.97%
Mountain View CLO XV, LTD.	2.94%
Gulf Stream Meridian 2021-4, LTD.	2.94%
Octagon Investment Partners XXI, LTD.	2.91%
Wellfleet CLO 2022-1 LTD.	2.90%
Sector Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings
New York Community Bancorp, Inc.	4.62%
First American Government Obligations Fund, Class X	4.46%
Parallel 2021-1 LTD.	3.78%
Invesco CLO 2022-1A, LTD.	3.49%
BlueMountain CLO XXIX, LTD.	3.23%
Empower CLO 2022-1, LTD.	2.97%
Mountain View CLO XV, LTD.	2.94%
Gulf Stream Meridian 2021-4, LTD.	2.94%
Octagon Investment Partners XXI, LTD.	2.91%
Wellfleet CLO 2022-1 LTD.	2.90%

Material Fund Change [Text Block]	How has the Fund Changed? There were no material fund changes during the year ended July 31, 2024.
Leader Capital High Quality Income Fund Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Leader Capital High Quality Income Fund
Class Name	Investor Class
Trading Symbol	LCTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leader Capital High Quality Income Fund, Investor Class Shares, for the year ended July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at www.leadercapital.com or (800)-711-9164.
Additional Information Phone Number	(800)-711-9164
Additional Information Website	www.leadercapital.com
Expenses [Text Block]
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Investor Class	$140	1.35%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?

• The Fund outperformed the Bloomberg U.S. Aggregate Bond Index for the year ended July 31, 2024. The outperformance was primarily driven by the continued tightening of credit spreads and the strategic decision to maintain a low duartion in the Fund's portfolio in response to rising interest rates.

• The Fund's fixed income strategies were centered around balancing risk and reward, with current market conditions favoring the short end of the yield curve.

• The manager's investment process is both robust and straightforward, utilizing a top-down and bottom-up approach. Rather than attempting to predict the market, we allow the market itself to guide our actions. Additionally, we apply a technical analysis framework, incorporating indicators such as the 50-day, 100-day, and 200-day moving averages, RSI, MACD, and Bollinger Bands to inform our decisions.

A key contributor to the strong performance in the Fund was it's position in Floating Rate Collateralized Loan Obligations (CLOs). See top contributors and detractors below:

Top 5 Contributors
BlackRock Baker CLO 2021-8A, LTD.
LCM XXV 2018-26, LTD.
Sound Point CLO IV-R, LTD.
Nassau 2018-II CLO, LTD
LCM XVIII 2015-18R, LTD.

Top 5 Detractors
BBCMS 2018-TALL Mortgage Trust
Trinitas CLO XXII, LTD.
HONO 2021-LULU Mortgage Trust
PGA National Resort Commerical Mortgage Trust
Octagon Investment Partners XLVII, LTD.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Year	10 Year
Leader Capital High Quality Income Fund - Investor Class	7.47%	5.43%	2.83%
Bloomberg U.S. Aggregate Bond Index**	5.10%	0.19%	1.61%

No Deduction of Taxes [Text Block]	These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 849,255,359
Holdings Count | shares	165
Advisory Fees Paid, Amount	$ 3,651,240
Investment Company, Portfolio Turnover	112.95%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
Fund Size (Millions)	$849,255,359
Number of Holdings	165
Annual Portfolio Turnover	112.95%
Total Advisory Fee	$3,651,240

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Top Ten Holdings
First American Government Obligations Fund, Class X	11.42%
United States Treasury Strip Principal	4.50%
NGC CLO 2024-1A, LTD.	2.84%
Leader Capital Short Term High Yield Bond Fund, Institutional Class	2.26%
PGA National Resort Commerical Mortgage Trust	2.16%
OFSI Fund 2024-13A CLO, LTD.	2.14%
Golub Capital Partners CLO, LTD.	1.80%
Ocean Trails CLO XV, LTD.	1.78%
Invesco U.S. CLO 2023-4, LTD.	1.61%
Blackrock Shasta CLO XIII, LTD.	1.47%
Sector Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings
First American Government Obligations Fund, Class X	11.42%
United States Treasury Strip Principal	4.50%
NGC CLO 2024-1A, LTD.	2.84%
Leader Capital Short Term High Yield Bond Fund, Institutional Class	2.26%
PGA National Resort Commerical Mortgage Trust	2.16%
OFSI Fund 2024-13A CLO, LTD.	2.14%
Golub Capital Partners CLO, LTD.	1.80%
Ocean Trails CLO XV, LTD.	1.78%
Invesco U.S. CLO 2023-4, LTD.	1.61%
Blackrock Shasta CLO XIII, LTD.	1.47%

Material Fund Change [Text Block]	How has the Fund Changed? There were no material fund changes during the year ended July 31, 2024.
Leader Capital High Quality Income Fund Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Leader Capital High Quality Income Fund
Class Name	Institutional Class
Trading Symbol	LCTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leader Capital High Quality Income Fund, Institutional Class Shares, for the year ended July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.leadercapital.com/mutual-funds/resources-info/ or (800)-711-9164.
Additional Information Phone Number	(800)-711-9164
Additional Information Website	https://www.leadercapital.com/mutual-funds/resources-info/
Expenses [Text Block]
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?

• The Fund outperformed the Bloomberg U.S. Aggregate Bond Index for the year ended July 31, 2024. The outperformance was primarily driven by the continued tightening of credit spreads and the strategic decision to maintain a low duartion in the Fund's portfolio in response to rising interest rates.

• The Fund's fixed income strategies were centered around balancing risk and reward, with current market conditions favoring the short end of the yield curve.

• The manager's investment process is both robust and straightforward, utilizing a top-down and bottom-up approach. Rather than attempting to predict the market, we allow the market itself to guide our actions. Additionally, we apply a technical analysis framework, incorporating indicators such as the 50-day, 100-day, and 200-day moving averages, RSI, MACD, and Bollinger Bands to inform our decisions.

A key contributor to the strong performance in the Fund was it's position in Floating Rate Collateralized Loan Obligations (CLOs). See top contributors and detractors below:

Top 5 Contributors
BlackRock Baker CLO 2021-8A, LTD.
LCM XXV 2018-26, LTD.
Sound Point CLO IV-R, LTD.
Nassau 2018-II CLO, LTD
LCM XVIII 2015-18R, LTD.

Top 5 Detractors
BBCMS 2018-TALL Mortgage Trust
Trinitas CLO XXII, LTD.
HONO 2021-LULU Mortgage Trust
PGA National Resort Commerical Mortgage Trust
Octagon Investment Partners XLVII, LTD.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Year	10 Year
Leader Capital High Quality Income Fund - Institutional Class	7.81%	6.09%	3.33%
Bloomberg U.S. Aggregate Bond Index**	5.10%	0.19%	1.61%

No Deduction of Taxes [Text Block]	These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 849,255,359
Holdings Count | shares	165
Advisory Fees Paid, Amount	$ 3,651,240
Investment Company, Portfolio Turnover	112.95%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
Fund Size (Millions)	$849,255,359
Number of Holdings	165
Annual Portfolio Turnover	112.95%
Total Advisory Fee	$3,651,240

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Top Ten Holdings
First American Government Obligations Fund, Class X	11.42%
United States Treasury Strip Principal	4.50%
NGC CLO 2024-1A, LTD.	2.84%
Leader Capital Short Term High Yield Bond Fund, Institutional Class	2.27%
PGA National Resort Commerical Mortgage Trust	2.16%
OFSI Fund 2024-13A CLO, LTD.	2.14%
Golub Capital Partners CLO, LTD.	1.80%
Ocean Trails CLO XV, LTD.	1.78%
Invesco U.S. CLO 2023-4, LTD.	1.61%
Blackrock Shasta CLO XIII, LTD.	1.47%
Sector Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings
First American Government Obligations Fund, Class X	11.42%
United States Treasury Strip Principal	4.50%
NGC CLO 2024-1A, LTD.	2.84%
Leader Capital Short Term High Yield Bond Fund, Institutional Class	2.27%
PGA National Resort Commerical Mortgage Trust	2.16%
OFSI Fund 2024-13A CLO, LTD.	2.14%
Golub Capital Partners CLO, LTD.	1.80%
Ocean Trails CLO XV, LTD.	1.78%
Invesco U.S. CLO 2023-4, LTD.	1.61%
Blackrock Shasta CLO XIII, LTD.	1.47%

Material Fund Change [Text Block]	How has the Fund Changed? There were no material fund changes during the year ended July 31, 2024.
Leader Capital High Quality Income Fund Class A [Member]
Shareholder Report [Line Items]
Fund Name	Leader Capital High Quality Income Fund
Class Name	Class A
Trading Symbol	LCATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leader Capital High Quality Income Fund, Class A Shares, for the year ended July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at www.leadercapital.com or (800)-711-9164.
Additional Information Phone Number	(800)-711-9164
Additional Information Website	www.leadercapital.com
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.18%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?

• The Fund outperformed the Bloomberg U.S. Aggregate Bond Index for the year ended July 31, 2024. The outperformance was primarily driven by the continued tightening of credit spreads and the strategic decision to maintain a low duartion in the Fund's portfolio in response to rising interest rates.

• The Fund's fixed income strategies were centered around balancing risk and reward, with current market conditions favoring the short end of the yield curve.

• The manager's investment process is both robust and straightforward, utilizing a top-down and bottom-up approach. Rather than attempting to predict the market, we allow the market itself to guide our actions. Additionally, we apply a technical analysis framework, incorporating indicators such as the 50-day, 100-day, and 200-day moving averages, RSI, MACD, and Bollinger Bands to inform our decisions.

A key contributor to the strong performance in the Fund was it's position in Floating Rate Collateralized Loan Obligations (CLOs). See top contributors and detractors below:

Top 5 Contributors
BlackRock Baker CLO 2021-8A, LTD.
LCM XXV 2018-26, LTD.
Sound Point CLO IV-R, LTD.
Nassau 2018-II CLO, LTD
LCM XVIII 2015-18R, LTD.

Top 5 Detractors
BBCMS 2018-TALL Mortgage Trust
Trinitas CLO XXII, LTD.
HONO 2021-LULU Mortgage Trust
PGA National Resort Commerical Mortgage Trust
Octagon Investment Partners XLVII, LTD.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Annual Performance
	1 Year	Since Inception (06/21/2023)
Leader Capital High Quality Income Fund - Class A	11.57%	15.05%
Leader Capital High Quality Income Fund - Class A excl. sales charge	11.37%	14.69%
Bloomberg U.S. Aggregate Bond Index**	5.10%	4.20%

Performance Inception Date	Jun. 21, 2023
No Deduction of Taxes [Text Block]	These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 849,255,359
Holdings Count | shares	165
Advisory Fees Paid, Amount	$ 3,651,240
Investment Company, Portfolio Turnover	112.95%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
Fund Size (Millions)	$849,255,359
Number of Holdings	165
Annual Portfolio Turnover	112.95%
Total Advisory Fee	$3,651,240

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Top Ten Holdings
First American Government Obligations Fund, Class X	11.42%
United States Treasury Strip Principal	4.50%
NGC CLO 2024-1A, LTD.	2.84%
Leader Capital Short Term High Yield Bond Fund, Institutional Class	2.27%
PGA National Resort Commerical Mortgage Trust	2.16%
OFSI Fund 2024-13A CLO, LTD.	2.14%
Golub Capital Partners CLO, LTD.	1.80%
Ocean Trails CLO XV, LTD.	1.78%
Invesco U.S. CLO 2023-4, LTD.	1.61%
Blackrock Shasta CLO XIII, LTD.	1.47%
Sector Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings
First American Government Obligations Fund, Class X	11.42%
United States Treasury Strip Principal	4.50%
NGC CLO 2024-1A, LTD.	2.84%
Leader Capital Short Term High Yield Bond Fund, Institutional Class	2.27%
PGA National Resort Commerical Mortgage Trust	2.16%
OFSI Fund 2024-13A CLO, LTD.	2.14%
Golub Capital Partners CLO, LTD.	1.80%
Ocean Trails CLO XV, LTD.	1.78%
Invesco U.S. CLO 2023-4, LTD.	1.61%
Blackrock Shasta CLO XIII, LTD.	1.47%

Material Fund Change [Text Block]	How has the Fund Changed? There were no material fund changes during the year ended July 31, 2024.